Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
IFRS Statement [Line Items]
Unrecognized deferred tax assets	$ 49,555
Taiwan [Member] | Expiration Year 2021 To 2025 [Member]
IFRS Statement [Line Items]
Deductible amount	102,259
Unrecognized deferred tax assets	$ 20,452
Expiration year	2021~2025
Taiwan [Member] | Expiration Year 2026 To 2030 [Member]
IFRS Statement [Line Items]
Deductible amount	$ 108,708
Unrecognized deferred tax assets	$ 21,742
Expiration year	2026~2030
Hong Kong [Member]
IFRS Statement [Line Items]
Deductible amount	$ 1,828
Unrecognized deferred tax assets	$ 151
Expiration year	Indefinitely
U.S. [Member] | Expiration Year 2024 To 2040 [Member]
IFRS Statement [Line Items]
Deductible amount	$ 12,458
Unrecognized deferred tax assets	$ 3,503
Expiration year	2024~2040
Israel [Member]
IFRS Statement [Line Items]
Deductible amount	$ 16,118
Unrecognized deferred tax assets	$ 3,707
Expiration year	Indefinitely